Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,217,782.56

Principal:
Principal Collections	$13,954,281.49
Prepayments in Full	$7,347,081.17
Liquidation Proceeds	$252,590.88
Recoveries	$72,235.93
Sub Total	$21,626,189.47
Collections	$22,843,972.03

Purchase Amounts:
Purchase Amounts Related to Principal	$647,756.50
Purchase Amounts Related to Interest	$3,682.17
Sub Total	$651,438.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,495,410.70

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,495,410.70
Servicing Fee	$262,592.51	$262,592.51	$0.00	$0.00	$23,232,818.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,232,818.19
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,232,818.19
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$23,232,818.19
Interest - Class A-4 Notes	$137,085.07	$137,085.07	$0.00	$0.00	$23,095,733.12
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,095,733.12
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$23,012,247.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,012,247.04
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$22,942,913.71
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,942,913.71
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$22,845,247.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,845,247.04
Regular Principal Payment	$21,607,752.40	$21,607,752.40	$0.00	$0.00	$1,237,494.64
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,237,494.64
Residual Released to Depositor	$0.00	$1,237,494.64	$0.00	$0.00	$0.00
Total		$23,495,410.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,607,752.40
Total					$21,607,752.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$21,607,752.40	$122.03	$137,085.07	$0.77	$21,744,837.47	$122.80
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$21,607,752.40	$10.59	$387,571.15	$0.19	$21,995,323.55	$10.78

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$164,502,081.77	0.9290229	$142,894,329.37	0.8069934
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$304,492,081.77	0.1492711	$282,884,329.37	0.1386783

Pool Information
Weighted Average APR	4.598%	4.603%
Weighted Average Remaining Term	25.34	24.50
Number of Receivables Outstanding	30,296	29,364
Pool Balance	$315,111,013.58	$292,624,545.56
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$304,492,081.77	$282,884,329.37
Pool Factor	0.1515718	0.1407556

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$9,740,216.19
Targeted Overcollateralization Amount	$9,740,216.19
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,740,216.19

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	40

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		107	$284,757.98
(Recoveries)		264	$72,235.93
Net Losses for Current Collection Period			$212,522.05
Cumulative Net Losses Last Collection Period			$13,634,912.97
Cumulative Net Losses for all Collection Periods			$13,847,435.02

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.81%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.58%	560	$7,546,113.39
61-90 Days Delinquent	0.22%	51	$649,205.38
91-120 Days Delinquent	0.15%	23	$450,248.28
Over 120 Days Delinquent	0.61%	106	$1,783,855.15
Total Delinquent Receivables	3.56%	740	$10,429,422.20

Repossession Inventory:
Repossessed in the Current Collection Period		32	$427,955.06
Total Repossessed Inventory		38	$532,081.15

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1309%
Preceding Collection Period			0.6509%
Current Collection Period			0.8393%
Three Month Average			0.5404%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5795%
Preceding Collection Period			0.6238%
Current Collection Period			0.6130%
Three Month Average			0.6054%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer